VANECK GAMING ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 11.9%
Aristocrat Leisure Ltd. 46,533 $ 1,800,146
Lottery Corp. Ltd. 207,385 712,033
Tabcorp Holdings Ltd. 222,992 146,458
2,658,637
China : 6.5%
Galaxy Entertainment Group
Ltd. (HKD) 242,240 1,194,318
Melco Resorts &
Entertainment Ltd. (ADR) * 21,509 162,823
SJM Holdings Ltd. (HKD) * † 300,500 93,140
1,450,281
France : 2.0%
FDJ UNITED 16,478 455,833
Underline
Greece : 2.6%
OPAP SA 26,122 585,969
Underline
Guernsey : 1.4%
Super Group SGHC Ltd.
(USD) 25,698 307,091
Underline
Ireland : 7.8%
Flutter Entertainment PLC
(USD) * 8,182 1,759,457
Underline
Italy : 1.6%
Lottomatica Group Spa 13,499 353,545
Underline
Japan : 2.2%
Heiwa Corp. 8,200 106,305
Sankyo Co. Ltd. 24,195 392,443
498,748
Malaysia : 3.9%
Genting Bhd 299,000 222,375
Genting Malaysia Bhd 424,098 212,945
Genting Singapore Ltd. (SGD) 801,900 451,566
886,886
South Korea : 1.0%
Kangwon Land, Inc. 17,820 234,182
Underline
Sweden : 4.5%
Evolution AB 144A 14,897 1,010,179
Underline
Number
of Shares Value
Switzerland : 1.7%
Sportradar Group AG
(USD) * † 15,627 $ 371,454
Underline
United Kingdom : 4.4%
Brightstar Lottery PLC (USD) 12,875 199,305
Entain PLC 60,498 620,536
Playtech Plc 41,481 157,383
977,224
United States : 48.4%
Boyd Gaming Corp. 6,728 573,495
Caesars Entertainment,
Inc. * † 17,001 397,653
Churchill Downs, Inc. 8,072 918,432
DraftKings, Inc. * 41,916 1,444,425
Gaming and Leisure
Properties, Inc. 26,655 1,191,212
Las Vegas Sands Corp. 20,158 1,312,084
Light & Wonder, Inc. (AUD) * 7,024 735,242
MGM Resorts International * 20,850 760,817
Penn Entertainment, Inc. * 13,732 202,547
Sands China Ltd. (HKD) 297,200 749,587
VICI Properties, Inc. 56,311 1,583,465
Wynn Resorts Ltd. † 8,130 978,283
10,847,242
Total Common Stocks
(Cost: $28,255,384) 22,396,728
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.8%
Money Market Fund: 0.8%
(Cost: $173,390)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 173,390 173,390
Total Investments: 100.7%
(Cost: $28,428,774) 22,570,118
Liabilities in excess of other assets: (0.7)% (152,690)
NET ASSETS: 100.0% $ 22,417,428
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
HKD Hong Kong Dollar
SGD Singapore Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,455,460.
(a) Rate shown is the 7-day yield as of 12/31/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,010,179, or 4.5% of net assets.

VANECK GAMING ETF
SCHEDULE OF INVESTMENTS
(continued)
2
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 22,396,728
Australia $ — $ 2,658,637 $ — $ 2,658,637
China 162,823 1,287,458 — 1,450,281
France — 455,833 — 455,833
Greece 585,969 — — 585,969
Guernsey 307,091 — — 307,091
Ireland 1,759,457 — — 1,759,457
Italy — 353,545 — 353,545
Japan — 498,748 — 498,748
Malaysia — 886,886 — 886,886
South Korea — 234,182 — 234,182
Sweden — 1,010,179 — 1,010,179
Switzerland 371,454 — — 371,454
United Kingdom 199,305 777,919 — 977,224
United States 9,362,413 1,484,829 — 10,847,242
Money Market Fund 173,390 — — 173,390
Total Investments $ 12,921,902 $ 9,648,216 $ — $ 22,570,118